BACKLOG ASSET / DEFERRED CHARTER REVENUE (Tables)	12 Months Ended
Dec. 31, 2012
BACKLOG ASSET / DEFERRED CHARTER REVENUE
BACKLOG ASSET / DEFERRED CHARTER REVENUE

The movement of the backlog asset and the deferred charter revenue for the three year period ended December 31, 2012 was as follows:

	Backlog Asset	Deferred Charter Revenue
Balance at January 1, 2010	$5,528	$-
Business combination (Note 5)	9,833	3,051
Additions	53,186	710
Amortization	(13,890)	(3,194)
Balance at December 31, 2010	$54,657	$567
Amortization	(8,697)	(567)
Impairment loss	(43,214)	-
Balance at December 31, 2011	$2,746	$-
Amortization	(1,603)	-
Impairment loss	(1,143)	-
Balance at December 31, 2012	$-	$-
December 31, 2011
Current	$2,404	$-
Non-current	$342	$-